                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07567

                                   ----------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
               (Exact name of Registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                        Copy to:

              Thomas Reyes                              Philip H. Newman, Esq.
       Vice President and Counsel                        Goodwin Procter LLP
  State Street Bank and Trust Company                       Exchange Place
    2 Avenue De Lafayette, 6th Floor                 Boston, Massachusetts 02109
      Boston, Massachusetts 02111

Registrant's telephone number, including area code: (617) 662-3967

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1: REPORTS TO SHAREHOLDERS.

                                                        STATE STREET NAVIGATOR
                                                        SECURITIES LENDING PRIME
                                                        PORTFOLIO
                                                        ANNUAL REPORT
                                                        DECEMBER 31, 2006

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
EXPENSE EXAMPLE (UNAUDITED)
DECEMBER 31, 2006

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the "Fund"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2006 to December 31, 2006.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2006.

                                     BEGINNING          ENDING         EXPENSES PAID
                                   ACCOUNT VALUE     ACCOUNT VALUE        DURING
                                   JULY 1, 2006    DECEMBER 31, 2006     PERIOD *
                                   -------------   -----------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN     $1,000.00         $1,027.00           $0.26
BASED ON HYPOTHETICAL (5%
   RETURN BEFORE EXPENSES)           $1,000.00         $1,024.95           $0.26

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of December 31, 2006 was 0.05%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)
DECEMBER 31, 2006

PORTFOLIO COMPOSITION BY INVESTMENT TYPE*   DECEMBER 31, 2006
-----------------------------------------   -----------------
Repurchase Agreements                             31.14%
Yankee Certificates of Deposit                    24.41%
Medium Term Notes                                 17.91%
Commercial Paper                                  10.13%
Certificates of Deposit                            6.36%
Eurodollar Certificates of Deposit                 5.57%
Bank Notes                                         1.96%
Promissory Notes                                   1.76%
Time Deposits                                      0.32%
U.S. Government Agency Obligations                 0.00%
Other assets less liabilities                      0.44%
                                                 ------
TOTAL                                            100.00%
                                                 ======

*    As a percentage of net assets as of the date indicated.

PORTFOLIO COMPOSITION BY RATING*            DECEMBER 31, 2006
--------------------------------            -----------------
A-1+                                              52.37%
Repurchase Agreements (A-1+)                      31.14%
A-1                                               15.97%
F-1                                                0.08%
Other assets less liabilities                      0.44%
                                                 ------
TOTAL                                            100.00%
                                                 ======

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
COMMERCIAL PAPER -- 10.13%
ABCP COLLATERALIZED DEBT OBLIGATIONS -- 1.27%
   Citius I Funding Ltd.                         5.270%    01/22/2007     $  202,107,000   $   201,485,689
   Davis Square Funding III                      5.290%    01/16/2007        248,000,000       247,453,367
   Davis Square Funding VI                       5.290%    01/16/2007        201,000,000       200,556,963
   Lockhart Funding LLC                          5.230%    03/26/2007         46,018,000        45,456,427
                                                                                           ---------------
                                                                                               694,952,446
                                                                                           ---------------
ABCP CREDIT ARBITRAGE -- 0.27%
   Grampian Funding Ltd.                         5.210%    05/22/2007        150,000,000       146,939,125
                                                                                           ---------------
ABCP HYBRID -- 0.37%
   Giro Balanced Funding Corp.                   5.270%    02/26/2007        202,727,000       201,065,089
                                                                                           ---------------
ABCP RECEIVABLES AND SECURITIES -- 0.51%
   Landale Funding LLC                           5.260%    02/15/2007        280,293,000       278,450,074
                                                                                           ---------------
ABCP SINGLE SELLER -- 1.87%
   Citibank Credit Card (Dakota Notes)           5.245%    01/12/2007        218,000,000       217,650,625
   Citibank Credit Card (Dakota Notes)           5.260%    02/05/2007        225,000,000       223,849,375
   Citibank Credit Card (Dakota Notes)           5.260%    02/07/2007        225,369,000       224,150,630
   MBNA Credit Card (Emerald Notes)              5.260%    02/07/2007        169,852,000       168,933,761
   MBNA Credit Card (Emerald Notes)              5.270%    01/19/2007        193,437,000       192,927,294
                                                                                           ---------------
                                                                                             1,027,511,685
                                                                                           ---------------
BANK DOMESTIC -- 0.73%
   Bank of America Corp.                         5.171%    04/04/2007        100,000,000        98,664,158
   Bank of America Corp.                         5.050%    01/18/2007        300,000,000       299,705,417
                                                                                           ---------------
                                                                                               398,369,575
                                                                                           ---------------
BANK FOREIGN -- 2.94%
   Danske Corp.                                  5.210%    04/18/2007        500,000,000       492,257,361
   Danske Corp.                                  5.225%    03/05/2007        400,000,000       396,342,500
   Macquarie Bank Ltd. (a) (b)                   5.330%    01/29/2007        125,000,000       124,991,879
   Macquarie Bank Ltd. (a) (b)                   5.360%    01/22/2007        250,000,000       250,000,000
   Skandinaviska Enskilda Banken AG (a) (b)      5.320%    01/22/2007        205,000,000       205,000,000
   Svenska Handelsbanken                         5.215%    02/02/2007        144,350,000       143,680,857
                                                                                           ---------------
                                                                                             1,612,272,597
                                                                                           ---------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 2.17%
   General Electric Capital Corp.                5.220%    03/12/2007        150,000,000       148,477,500
   General Electric Capital Corp.                5.280%    01/02/2007        450,000,000       449,934,000
   General Electric Capital Corp.                5.210%    03/07/2007        600,000,000       594,355,833
                                                                                           ---------------
                                                                                             1,192,767,333
                                                                                           ---------------
TOTAL COMMERCIAL PAPER                                                                       5,552,327,924
                                                                                           ---------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
CERTIFICATES OF DEPOSIT -- 6.36%
BANK DOMESTIC -- 6.36%
   Citibank New York NA                          5.320%    02/13/2007     $  485,000,000   $   485,000,000
   Citibank New York NA                          5.320%    02/14/2007        341,000,000       341,000,000
   Citibank New York NA                          5.320%    02/15/2007        350,000,000       350,000,000
   Citibank New York NA                          5.320%    02/21/2007        462,000,000       462,000,000
   Comerica Bank (a)                             5.285%    01/22/2007        180,000,000       179,999,829
   SunTrust Bank (a)                             5.310%    01/05/2007        500,000,000       500,000,000
   Washington Mutual (a)                         5.330%    01/24/2007        320,000,000       320,000,000
   Washington Mutual (a)                         5.356%    01/31/2007        100,000,000       100,000,000
   Washington Mutual                             5.310%    05/03/2007        100,000,000       100,000,000
   Washington Mutual                             5.310%    05/14/2007        200,000,000       200,000,000
   Washington Mutual                             5.360%    04/24/2007        300,000,000       300,000,000
   Wells Fargo Bank & Co.                        4.800%    01/17/2007        145,000,000       145,000,305
                                                                                           ---------------
TOTAL CERTIFICATES OF DEPOSIT                                                                3,483,000,134
                                                                                           ---------------
YANKEE CERTIFICATES OF DEPOSIT -- 24.41%
BANK FOREIGN -- 24.41%
   Abbey National Treasury                       5.300%    06/15/2007        150,000,000       150,000,000
   Abbey National Treasury                       5.343%    04/23/2007        250,000,000       250,000,000
   Allied Irish Banks (a)                        5.300%    01/29/2007        250,000,000       249,996,707
   Banco Bilbao Vizcaya                          5.310%    02/05/2007        150,000,000       150,000,000
   Banco Bilbao Vizcaya                          5.315%    01/12/2007        300,000,000       300,000,452
   Barclays Bank Plc                             5.320%    01/18/2007        200,000,000       200,000,000
   Barclays Bank Plc                             5.300%    06/15/2007        222,000,000       222,000,000
   Barclays Bank Plc                             5.310%    02/27/2007        825,000,000       825,000,000
   BNP Paribas NY Branch                         5.340%    05/07/2007        285,000,000       285,000,000
   BNP Paribas NY Branch                         5.315%    05/24/2007        180,000,000       180,000,000
   BNP Paribas NY Branch                         5.320%    02/14/2007        650,000,000       650,000,000
   Calyon NY (a)                                 5.290%    01/02/2007        483,500,000       483,427,433
   Credit Agricole NY                            5.260%    08/28/2007        350,000,000       350,000,000
   Deutsche Bank                                 5.395%    02/05/2007        100,000,000        99,939,042
   Dexia Bank                                    5.370%    10/26/2007        198,200,000       198,368,559
   HBOS Treasury Service (a)                     5.310%    01/19/2007        400,000,000       400,000,000
   HBOS Treasury Service                         5.400%    02/26/2007        400,000,000       400,000,000
   Landesbank Baden                              5.305%    01/04/2007        600,000,000       600,000,000
   Landesbank Baden                              5.315%    02/28/2007      1,000,000,000     1,000,007,949
   Royal Bank of Canada (a)                      5.295%    01/03/2007        590,000,000       589,926,344
   Royal Bank of Canada (a)                      5.290%    01/02/2007      1,400,000,000     1,399,770,969
   Royal Bank of Scotland (a)                    5.290%    01/23/2007        130,000,000       129,995,876
   Swedbank Sparbanken Svenge AB (a)             5.305%    01/12/2007        250,000,000       249,997,470
   Toronto Dominion Bank                         5.440%    08/10/2007        200,000,000       200,132,623
   Toronto Dominion Bank                         5.503%    05/03/2007        200,000,000       200,049,523
   Toronto Dominion Bank                         5.670%    06/25/2007         51,700,000        51,742,494

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
YANKEE CERTIFICATES OF DEPOSIT -- (CONTINUED)
   UBS AG Stamford                               5.305%    02/05/2007     $1,450,000,000   $ 1,450,000,000
   UniCredito Italiano SpA                       5.293%    02/05/2007        500,000,000       500,001,168
   UniCredito Italiano SpA                       5.365%    03/05/2007        350,000,000       350,000,000
   UniCredito Italiano SpA                       5.380%    02/12/2007        300,000,000       300,000,000
   UniCredito Italiano SpA                       5.315%    02/06/2007        400,000,000       400,000,000
   UniCredito Italiano SpA                       5.330%    05/14/2007        214,000,000       214,000,000
   Westpac Banking                               5.300%    04/05/2007        150,000,000       150,000,000
   Westpac Banking                               5.410%    02/12/2007        196,400,000       196,401,146
                                                                                           ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                        13,375,757,755
                                                                                           ---------------
EURODOLLAR CERTIFICATES OF DEPOSIT -- 5.57%
BANK FOREIGN -- 5.57%
   ABN AMRO Bank                                 5.310%    01/29/2007        182,000,000       181,999,237
   Banco Santander                               5.320%    03/05/2007        280,000,000       280,004,835
   Calyon London                                 5.255%    01/09/2007         75,000,000        75,000,090
   Credit Agricole SA                            5.375%    04/27/2007        150,000,000       149,997,647
   Credit Agricole SA                            5.260%    06/11/2007        500,000,000       500,000,000
   HBOS Treasury Service                         5.600%    06/19/2007        150,000,000       150,099,395
   Societe Generale                              5.310%    03/26/2007        200,000,000       199,992,593
   Societe Generale                              5.330%    02/28/2007        145,000,000       145,004,052
   Societe Generale                              5.370%    04/23/2007        150,000,000       150,022,171
   Societe Generale                              5.330%    05/14/2007        150,000,000       150,000,000
   Societe Generale                              5.310%    04/19/2007        768,000,000       768,000,000
   Societe Generale                              5.310%    03/06/2007        300,000,000       300,000,000
                                                                                           ---------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT                                                     3,050,120,020
                                                                                           ---------------
BANK NOTES -- 1.96%
BANK DOMESTIC -- 1.96%
   Bank of America Corp. (a)                     5.315%    01/02/2007      1,075,000,000     1,075,000,000
                                                                                           ---------------
TOTAL BANK NOTES                                                                             1,075,000,000
                                                                                           ---------------
MEDIUM TERM NOTES -- 17.91%
BANK DOMESTIC -- 2.53%
   First Tennessee Bank National
      Association (a) (b)                        5.360%    01/17/2007        147,000,000       147,000,000
   J P Morgan Chase & Co. (a)                    5.320%    01/03/2007        740,000,000       740,000,000
   Wells Fargo Bank NA (a)                       5.340%    01/03/2007        500,000,000       500,000,000
                                                                                           ---------------
                                                                                             1,387,000,000
                                                                                           ---------------
BANK FOREIGN -- 12.56%
   Alliance & Leicester Plc (a) (b)              5.360%    01/08/2007        245,000,000       245,000,000
   Alliance & Leicester Plc (a) (b)              5.330%    01/31/2007        465,000,000       465,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
MEDIUM TERM NOTES -- (CONTINUED)
   ANZ National (Int'l) Ltd. (a) (b)             5.350%    01/08/2007     $  270,000,000   $   270,000,000
   ANZ National (Int'l) Ltd. (a) (b)             5.350%    01/23/2007        220,000,000       220,000,000
   Bank Ireland Governor & Co. (a) (b)           5.350%    01/22/2007        430,000,000       430,000,000
   Bank Ireland Governor & Co. (a) (b)           5.330%    01/19/2007        125,000,000       125,000,000
   Banque Federative du Credit Mutuel (a) (b)    5.350%    01/16/2007        480,000,000       480,000,000
   BNP Paribas SA (a) (b)                        5.340%    01/26/2007        260,000,000       260,000,000
   BNP Paribas SA (a) (b)                        5.345%    02/20/2007        200,000,000       200,000,000
   Caja De Ahorros (a)                           5.368%    01/19/2007        310,000,000       310,000,000
   Commonwealth Bank Australia (a) (b)           5.350%    01/24/2007        220,000,000       220,000,000
   HBOS Treasury Service (a) (b)                 5.320%    01/09/2007        475,000,000       475,000,000
   HBOS Treasury Service (a) (b)                 5.399%    01/02/2007        200,000,000       200,000,000
   HSH Nordbank AG (a) (b)                       5.360%    01/22/2007        150,000,000       150,000,000
   National Australia Bank Ltd. (a) (b)          5.320%    01/08/2007        415,000,000       415,000,000
   Nationwide Building Society (a) (b)           5.380%    01/08/2007        385,000,000       385,000,000
   Nordea Bank Finland Plc (a) (b)               5.360%    01/11/2007        575,200,000       575,209,547
   Nordea Bank Finland Plc (a) (b)               5.330%    01/09/2007        195,000,000       194,990,935
   Northern Rock Plc (a) (b)                     5.350%    01/05/2007        230,000,000       230,000,000
   Northern Rock Plc (a) (b)                     5.390%    01/03/2007        330,000,000       330,000,000
   Svenska Handelsbanken (a) (b)                 5.320%    01/22/2007        100,000,000       100,000,000
   UniCredito Italiano Bank (Ireland) PLC (a)
      (b)                                        5.360%    01/16/2007        175,000,000       175,000,000
   Westpac Banking (a) (b)                       5.320%    01/16/2007        300,000,000       300,000,000
   Westpac Banking (a) (b)                       5.330%    01/08/2007        125,000,000       125,000,000
                                                                                           ---------------
                                                                                             6,880,200,482
                                                                                           ---------------
BROKERAGE -- 1.66%
   Merrill Lynch & Co., Inc. (a)                 5.410%    01/04/2007        305,000,000       305,000,000
   Morgan Stanley (a)                            5.410%    01/04/2007        305,000,000       305,000,000
   Morgan Stanley (a)                            5.410%    01/16/2007        300,000,000       300,000,000
                                                                                           ---------------
                                                                                               910,000,000
                                                                                           ---------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 0.72%
   American Express Credit Corp. (a)             5.320%    01/22/2007        240,000,000       240,000,000
   BMW US Capital LLC (a) (b)                    5.330%    01/05/2007         60,000,000        60,000,000
   General Electric Capital Corp. (a)            5.310%    01/24/2007         95,000,000        95,000,000
                                                                                           ---------------
                                                                                               395,000,000
                                                                                           ---------------
PHARMACEUTICALS -- 0.26%
   Eli Lilly Services, Inc. (a) (b)              5.339%    01/02/2007        143,309,000       143,309,000
                                                                                           ---------------
SPECIALTY FINANCE -- 0.18%
   Whistlejacket Capital Ltd. (a) (b)            5.310%    01/16/2007        100,000,000        99,994,493
                                                                                           ---------------
TOTAL MEDIUM TERM NOTES                                                                      9,815,503,975
                                                                                           ---------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
PROMISSORY NOTES -- 1.76%
BROKERAGE -- 1.76%
   Goldman Sachs Promissory Note (a) (c)         5.370%    01/02/2007     $  400,000,000   $   400,000,000
   Goldman Sachs Promissory Note (a) (c)         5.430%    01/02/2007        340,000,000       340,000,000
   Goldman Sachs Promissory Note (a) (c)         5.433%    01/02/2007        125,000,000       125,000,000
   Goldman Sachs Promissory Note (a) (c)         5.350%    01/02/2007        100,000,000       100,000,000
                                                                                           ---------------
TOTAL PROMISSORY NOTES                                                                         965,000,000
                                                                                           ---------------
TIME DEPOSITS -- 0.32%
BANK FOREIGN -- 0.32%
   Societe Generale                              4.500%    01/02/2007        173,223,000       173,223,000
                                                                                           ----------------
TOTAL TIME DEPOSITS                                                                            173,223,000
                                                                                           ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.00%
   Federal Home Loan Mortgage                    5.410%    01/30/2007          1,000,000           995,755
                                                                                           ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                           995,755
                                                                                           ---------------
REPURCHASE AGREEMENTS -- 31.14%
   ABN AMRO Tri Party, 5.363% dated 12/29/06
      (collateralized by various Corporate
      Investment Grade Bonds, 4.875%-8.500%
      due 10/15/07-5/01/27 valued at
      $255,000,000); proceeds $250,148,958       5.363%    01/02/2007        250,000,000       250,000,000
   Banc of America Tri Party, 5.363% dated
      11/16/06 (collateralized by various
      Corporate Investment Grade Bonds,
      4.95%-9.70% due 12/01/07-11/15/66
      valued at $691,560,001); proceeds
      $682,746,706                               5.363%    01/02/2007(e)     678,000,000       678,000,000
   Banc of America Tri Party, 5.320% dated
      12/29/06 (collateralized by U.S.
      Government Obligation, 5.00% due
      6/01/35 valued at $816,000,001);
      proceeds $800,472,889                      5.320%    01/02/2007        800,000,000       800,000,000
   Barclays Tri Party, 5.353% dated 11/03/06
      (collateralized by various Corporate
      Investment Grade Bonds, 4.125%-9.625%
      due 5/02/08-12/29/49 valued at
      $433,500,001); proceeds $428,791,354       5.353%    01/02/2007(e)     425,000,000       425,000,000
   Barclays Tri Party, 5.353% dated 5/05/06
      (collateralized by Corporate Investment
      Grade Bond, 0.00% due 12/08/45 valued
      at $357,000,000); proceeds $362,593,243    5.353%    01/02/2007(e)     350,000,000       350,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Bear Stearns Tri Party, 5.363% dated
      12/29/06 (collateralized by various
      Asset Backed and Mortgage Backed
      Securities, 0.00%-10.00% due
      5/16/11-10/17/48 valued at
      $663,004,760); proceeds $650,387,292       5.363%    01/02/2007     $  650,000,000   $   650,000,000
   BNP Paribas Tri Party, 5.363% dated
      12/29/06 (collateralized by various
      Corporate Investment Grade Bonds,
      4.00%-8.125% due 5/15/08-7/15/28 valued
      at $204,000,001); proceeds $200,119,167    5.363%    01/02/2007        200,000,000       200,000,000
   Countrywide Funding Tri Party, 5.320%
      dated 12/29/06 (collateralized by
      various U.S. Government Obligations,
      5.00%-6.00% due 11/01/16-12/01/36
      valued at $204,000,000); proceeds
      $200,118,222                               5.320%    01/02/2007        200,000,000       200,000,000
   Credit Suisse First Boston Tri Party,
      5.393% dated 3/24/06 (collateralized by
      various Equity Securities, valued at
      $735,080,002); proceeds $729,778,583       5.393%    01/02/2007(e)     700,000,000       700,000,000
   Credit Suisse First Boston Tri Party,
      5.393% dated 12/29/06 (collateralized
      by various Corporate High Yield Bonds,
      0.00%-12.125% due 5/15/08-2/15/27
      valued at $178,502,966); proceeds
      $170,101,858                               5.393%    01/02/2007        170,000,000       170,000,000
   Deutsche Bank Tri Party, 5.340% dated
      12/27/06 (collateralized by various
      Corporate Investment Bonds,
      0.00%-4.625% due 6/01/08-12/31/49
      valued at $945,001,913); proceeds
      $904,005,000                               5.340%    01/26/2007(d)     900,000,000       900,000,000
   Deutsche Bank Tri Party, 5.330% dated
      12/29/06 (collateralized by various
      Municipal Bonds, 5.00% due
      9/01/35-2/15/47 valued at
      $408,000,001); proceeds $401,658,222       5.330%    01/26/2007(d)     400,000,000       400,000,000
   Dresdner Bank Tri Party, 5.363% dated
      12/29/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-7.935% due 2/16/07-12/31/49
      valued at $1,187,870,945); proceeds
      $1,150,685,208                             5.363%    01/02/2007      1,150,000,000     1,150,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Dresdner Tri Party, 5.363% dated 12/29/06
      (collateralized by various Asset Backed
      and Mortgage Backed Securities,
      0.00%-6.625% due 1/05/11-5/25/50 valued
      at $689,154,818); proceeds $675,402,188    5.363%    01/02/2007     $  675,000,000   $   675,000,000
   Dresdner Tri Party, 5.373% dated 12/29/06
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-4.88% due
      11/14/08-8/19/65 valued at
      $105,001,041); proceeds $100,059,694       5.373%    01/02/2007        100,000,000       100,000,000
   Fortis Bank SA Tri Party, 5.363% dated
      12/29/06 (collateralized by various
      Mortgage Backed and Asset Backed
      Securities, 0.00%-5.525% due
      4/25/36-1/05/52 valued at
      $759,900,000); proceeds $745,443,896       5.363%    01/02/2007        745,000,000       745,000,000
   Fortis Securities, Inc. Tri Party, 5.363%
      dated 7/07/06 (collateralized by
      various Mortgage Backed and Asset
      Backed Securities, 0.00%-5.889% due
      1/17/12-5/25/46 valued at
      $512,515,874); proceeds $513,331,771       5.363%    01/02/2007(e)     500,000,000       500,000,000
   Goldman Sachs Tri Party, 5.413% dated
      12/27/05 (collateralized by various
      Municipal Bonds, 0.00%-5.90% due
      1/01/16-2/15/47 valued at
      $255,071,636); proceeds $263,944,705       5.413%    01/02/2007(e)     250,000,000       250,000,000
   Goldman Sachs Tri Party, 5.363% dated
      11/22/06 (collateralized by various
      Municipal Bonds, 0.00%-5.75% due
      10/15/08-4/01/45 valued at
      $153,000,001); proceeds $150,916,094       5.363%    01/02/2007(e)     150,000,000       150,000,000
   Goldman Sachs Tri Party, 5.463% dated
      11/03/06 (collateralized by various
      Municipal Bonds, 0.00% due 1/01/10
      valued at $194,250,001); proceeds
      $186,684,271                               5.463%    01/02/2007(e)     185,000,000       185,000,000
   Goldman Sachs Tri Party, 5.463% dated
      11/30/06 (collateralized by various
      Municipal Bonds, 0.00% due 1/01/10
      valued at $78,750,000); proceeds
      $75,375,547                                5.463%    01/02/2007(e)      75,000,000        75,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Greenwich Capital Markets Tri Party,
      5.373% dated 8/7/06 (collateralized by
      various Asset Backed Securities,
      0.00%-7.89% due 3/15/10-3/15/49 valued
      at $1,122,001,561); proceeds
      $1,124,295,639                             5.373%    01/02/2007(e)  $1,100,000,000   $ 1,100,000,000
   HSBC Tri Party, 5.363% dated 12/28/06
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-8.75% due
      4/27/07-11/15/66 valued at
      $807,762,214); proceeds $770,573,490       5.363%    01/02/2007(e)     770,000,000       770,000,000
   HSBC Tri Party, 5.320% dated 12/29/06
      (collateralized by various U.S.
      Government Obligations, 0.00%-5.50% due
      3/25/25-12/01/36 valued at
      $244,800,353); proceeds $240,141,867       5.320%    01/02/2007        240,000,000       240,000,000
   J.P. Morgan Chase Tri Party, 5.413% dated
      12/29/06 (collateralized by various
      Corporate High Yield Bonds),
      8.10%-8.60% due 6/29/11 valued at
      $220,501,523); proceeds $210,126,292       5.413%    01/02/2007        210,000,000       210,000,000
   Lehman Tri Party, 5.360% dated 12/06/06
      (collateralized by various Equity
      Securities, valued at $378,002,825);
      proceeds $366,807,200                      5.360%    04/12/2007(d)     360,000,000       360,000,000
   Lehman Tri Party, 5.423% dated 12/15/06
      (collateralized by various Equity
      Securities, valued at $840,082,808);
      proceeds $814,219,000                      5.423%    04/12/2007(d)     800,000,000       800,000,000
   Lehman Tri Party, 5.433% dated 4/21/05
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-11.625%
      due 9/15/08-4/01/16 valued at
      $126,003,266); proceeds $128,952,750       5.433%    01/02/2007(e)     120,000,000       120,000,000
   Lehman Tri Party, 5.433% dated 8/14/06
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-11.50%
      due 1/02/07-7/15/16 valued at
      $236,255,027); proceeds $229,787,391       5.433%    01/02/2007(e)     225,000,000       225,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Lehman Tri Party, 5.363% dated 12/26/06
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-10.00%
      due 3/12/08-11/01/56 valued at
      $357,004,615); proceeds $350,364,948       5.363%    01/02/2007(d)  $  350,000,000   $   350,000,000
   Lehman Tri Party, 5.393% dated 12/22/06
      (collateralized by various Corporate
      Investment Grade Bonds, 0.00%-8.875%
      due 2/01/10-1/15/37 valued at
      $255,002,187); proceeds $254,456,302       5.393%    04/20/2007(d)     250,000,000       250,000,000
   Merrill Lynch Tri Party, 5.443% dated
      12/18/06 (collateralized by various
      Equity Securities, valued at
      $525,142,419); proceeds $502,267,708       5.443%    01/17/2007(d)     500,000,000       500,000,000
   Merrill Lynch Tri Party, 5.413% dated
      12/18/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-12.50%, due 10/1/07-5/23/48
      valued at $525,000,029); proceeds
      $502,255,208                               5.413%    01/17/2007(d)     500,000,000       500,000,000
   Morgan Stanley Tri Party, 5.363% dated
      12/29/06 (collateralized by various
      U.S. Government Obligations,
      0.00%-7.645% due 3/15/08-10/15/49
      valued at $255,000,000); proceeds
      $250,148,958                               5.363%    01/02/2007        250,000,000       250,000,000
   Morgan Stanley Tri Party, 5.320% dated
      12/29/06 (collateralized by various
      U.S. Government Obligations,
      0.00%-7.645% due 3/15/08-10/15/49
      valued at $334,560,000); proceeds
      $328,193,884                               5.320%    01/02/2007        328,000,000       328,000,000
   Morgan Stanley Tri Party, 5.413% dated
      3/7/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-8.00% due 6/01/08-1/01/49 valued
      at $367,501,218); proceeds $365,839,080    5.413%    01/02/2007(e)     350,000,000       350,000,000
   Morgan Stanley Tri Party, 5.438% dated
      3/7/06 (collateralized by various U.S.
      Government Obligations, 0.00%-7.645%
      due 3/15/08-10/15/49 valued at
      $204,000,000); proceeds $209,092,708       5.438%    01/02/2007(e)     200,000,000       200,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

NAME OF ISSUER                                  INTEREST    MATURITY         PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                RATE        DATE            AMOUNT            COST +
------------------                              --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Salomon Smith Barney Tri Party, 5.413%
      dated 7/11/06 (collateralized by
      various Corporate High Yield Bonds,
      0.00%-11.625% due 6/15/08-11/15/16
      valued at $315,000,000); proceeds
      $307,893,229                               5.413%    01/02/2007(e)  $  300,000,000   $   300,000,000
   Salomon Smith Barney Tri Party, 5.320%
      dated 12/29/06 (collateralized by
      various U.S. Government Obligations,
      4.50%-6.50% due 3/25/17-11/01/36 valued
      at $367,200,000); proceeds $360,212,800    5.320%    01/02/2007        360,000,000       360,000,000
   Wachovia Capital Markets Tri Party, 5.383%
      dated 5/22/06 (collateralized by
      various Corporate Investment Grade
      Bonds, 0.00%-6.24% due 8/20/09-12/17/46
      valued at $306,746,038); proceeds
      $310,092,188                               5.383%    01/02/2007(e)     300,000,000       300,000,000
                                                                                           ---------------
TOTAL REPURCHASE AGREEMENTS                                                                 17,066,000,000
                                                                                           ---------------
TOTAL INVESTMENTS -- 99.56%                                                                $54,556,928,563
OTHER ASSETS LESS LIABILITIES -- 0.44%                                                         242,339,497
                                                                                           ---------------
NET ASSETS -- 100.00%                                                                      $54,799,268,060
                                                                                           ===============

(a) Floating Rate Note - Interest rate shown is rate in effect at December 31, 2006. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 13.87% of net assets as of December 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.76% of net assets as of December 31, 2006, are considered illiquid and restricted (see table below for more information).

                                                                ACQUISITION                        AMORTIZED
                                                                   COST                           COST VALUE
                                                                PERCENTAGE                        PERCENTAGE
                                                                 OF FUND'S                         OF FUND'S
                                 ACQUISITION   ACQUISITION   NET ASSETS AS OF     AMORTIZED    NET ASSETS AS OF
RESTRICTED SECURITIES                DATE          COST      ACQUISITION DATE    COST VALUE    DECEMBER 31, 2006
---------------------            -----------   -----------   ----------------   ------------   -----------------
Goldman Sachs Promissory Note,
   5.370%, due 03/13/07            2/23/2006   400,000,000         0.75%         400,000,000         0.73%
Goldman Sachs Promissory Note,
   5.433%, due 01/03/07           12/12/2005   125,000,000         0.27          125,000,000         0.23
Goldman Sachs Promissory Note,
   5.430%, due 08/13/07            8/11/2006   340,000,000         0.64          340,000,000         0.62
Goldman Sachs Promissory Note,
   5.350%, due 01/16/07            1/13/2006   100,000,000         0.22          100,000,000         0.18

(d)  Subject to seven day put provision by the Fund.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at December 31, 2006.

+    See Note 2 to the financial statements.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, at amortized cost................   $37,490,928,563
Repurchase agreements.......................................    17,066,000,000
                                                               ---------------
Total Investments...........................................    54,556,928,563
Interest receivable.........................................       268,651,759
Prepaid insurance and other assets..........................            80,148
Cash........................................................               290
                                                               ---------------
   Total Assets.............................................    54,825,660,760
                                                               ---------------
LIABILITIES:
Dividend payable............................................        24,026,768
Advisory fee payable........................................           832,320
Administration fee payable..................................           352,282
Custodian fee payable.......................................           150,090
Default insurance policy fee................................           856,564
Audit fee payable...........................................            36,700
Legal fee payable...........................................            25,552
Transfer agent fee payable..................................           112,422
Other accrued expenses and liabilities......................                 2
                                                               ---------------
   Total Liabilities........................................        26,392,700
                                                               ---------------
NET ASSETS..................................................   $54,799,268,060
                                                               ===============
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
   54,805,072,314  shares issued and outstanding............   $    54,805,072
Capital paid in excess of par...............................    54,750,273,684
Accumulated net realized loss on investments................        (5,810,696)
                                                               ---------------
Net Assets..................................................   $54,799,268,060
                                                               ===============
Net asset value, offering, and redemption price per share...   $          1.00
                                                               ===============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest....................................................   $2,804,467,592
                                                               --------------
EXPENSES:
Default insurance policy fee................................        9,945,384
Advisory fee................................................        9,669,124
Administration fee..........................................        4,143,910
Custodian fee...............................................        1,933,825
Transfer agent fee..........................................          828,782
Insurance expense...........................................          320,402
Trustees fee................................................          150,000
Legal fee...................................................           75,575
Audit fee...................................................           43,000
Miscellaneous expense.......................................           55,713
                                                               --------------
Total expenses..............................................       27,165,715
                                                               --------------
Net investment income.......................................    2,777,301,877
                                                               --------------
NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments............................        4,634,008
                                                               --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $2,781,935,885
                                                               ==============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2006   DECEMBER 31, 2005
                                                              -----------------   -----------------
FROM OPERATIONS:
Net investment income .....................................   $   2,777,301,877   $   1,526,916,942
Net realized gain (loss) on investments ...................           4,634,008           1,370,362
                                                              -----------------   -----------------
Net increase in net assets resulting from operations ......       2,781,935,885       1,528,287,304
                                                              -----------------   -----------------
DISTRIBUTIONS FROM:
Net investment income .....................................      (2,777,301,877)     (1,526,916,942)
                                                              -----------------   -----------------
FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold .................................     358,392,895,370     338,306,100,609
Cost of redemptions .......................................    (345,134,781,685)   (344,674,916,785)
                                                              -----------------   -----------------
Net increase (decrease) in net assets from Fund share
   transactions ...........................................      13,258,113,685      (6,368,816,176)
                                                              -----------------   -----------------
Net increase (decrease) in net assets .....................      13,262,747,693      (6,367,445,814)
NET ASSETS:
Beginning of year .........................................      41,536,520,367      47,903,966,181
End of year ...............................................   $  54,799,268,060   $  41,536,520,367
                                                              =================   =================
Undistributed net investment income .......................   $               0   $               0
                                                              =================   =================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                   FOR YEARS ENDED DECEMBER 31,
                                                  -------------------------------------------------------------
                                                    2006         2005          2004          2003        2002
                                                  --------   -----------   -----------   -----------   --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ............   $ 1.0000   $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000
                                                  --------   --------      --------      --------      --------
Net investment income .........................     0.0501     0.0323        0.0137        0.0118        0.0192
Distributions from net investment income ......    (0.0501)   (0.0323)      (0.0137)      (0.0118)      (0.0192)
Distributions from net realized gain on
   investments ................................         --         --       (0.0000)(c)        --            --
                                                  --------   --------      --------      --------      --------
   Total distributions ........................    (0.0501)   (0.0323)      (0.0137)      (0.0118)      (0.0192)
                                                  --------   --------      --------      --------      --------
Net increase from investment operations .......     0.0000     0.0000        0.0000        0.0000        0.0000
                                                  --------   --------      --------      --------      --------
Net asset value, end of year ..................   $ 1.0000   $ 1.0000      $ 1.0000      $ 1.0000      $ 1.0000
                                                  ========   ========      ========      ========      ========
TOTAL INVESTMENT RETURN (A) ...................       5.12%      3.28%(d)      1.38%(d)      1.18%         1.94%
RATIOS AND SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets ...       0.05%      0.05%(b)      0.04%(b)      0.05%         0.05%
Ratio of net investment income to average
   net assets .................................       5.03%      3.24%         1.36%         1.16%         1.92%
Net assets, end of year (in millions) .........   $ 54,799   $ 41,537      $ 47,904      $ 46,965      $ 23,606

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year.

(b) This reflects the impact of a voluntary fee waiver by SSgA FM and State Street during the years ended December 31, 2005 and December 31, 2004. If SSgA FM and State Street had not undertaken this waiver, then the ratio of expenses to average net assets would have been 0.05% for the year ended December 31, 2005 and 0.05% for the year ended December 31, 2004. For the year ending December 31, 2005, the impact of the waiver was less than 0.01%.

(c)  Less than $0.00005 per share.

(d) Total investment return would have been lower had SSgA FM and State Street not waived fees.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities may consist of (i) United States Government securities, or (ii) other securities that are non-traditional, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers ("Non-traditional Repurchase Agreement"). SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM. However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At December 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 were as follows:

DISTRIBUTIONS PAID FROM:

         ORDINARY INCOME
--------------------------------
      2006             2005
---------------   --------------
$2,777,301,877    $1,526,916,942

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                                     UNREALIZED          LOSS
 UNDISTRIBUTED     UNDISTRIBUTED    APPRECIATION    CARRYFORWARDS
ORDINARY INCOME   LONG-TERM GAIN   (DEPRECIATION)   AND DEFERRALS       TOTAL
---------------   --------------   --------------   -------------   ------------
      $--               $--              $--         $(5,810,696)   $(5,810,696)

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined on December 31, 2006, the Fund had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, of $3,798,876, expiring in 2012 and $2,011,820, expiring in 2013.

During the year ended December 31, 2006, the Fund utilized capital loss carryforwards of $4,634,008.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3. FEES AND COMPENSATION PAID TO AFFILIATES

SSgA FM serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of .0175% of the Fund's average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to .0075% of the Fund's average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to .0035% of the Fund's average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to .0015% of the Fund's average daily net assets.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $24,000, other than the Chairman who receives an annual retainer of $26,500.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

5. FINANCIAL GUARANTY INSURANCE POLICY

Effective June 10, 2005, the Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with Ambac Assurance Corporation ("Ambac"). Prior to June 10, 2005, the Trust had a similar agreement with MBIA Insurance Corporation. The Default Insurance Policy provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The prior Default Insurance Policy was subject to an aggregate loss limitation of $480 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The current Default Insurance Policy is subject to an aggregate loss limitation of $585 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the policy will do so. The Fund has made no claims under the prior or current Default Insurance Policies for the years ended December 31, 2006 and December 31, 2005.

6. BENEFICIAL INTEREST

At December 31, 2006, four mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 34.90% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

7. RECENT ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Fund's 2007 semi-annual report. SSgA FM continues to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SSgA FM is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

(PRICEWATERHOUSECOOPERS LOGO)

                                                      PricewaterhouseCoopers LLP
                                                      125 High Street
                                                      Boston MA 02110
                                                      Telephone (617) 530 5000
                                                      Facsimile (617) 530 5001

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending Prime Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The State Street Navigator Securities Lending Prime Portfolio (the "Fund") a portfolio of State Street Navigator Securities Lending Trust, at December 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2007

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
DECEMBER 31, 2006 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
TRUSTEES AND OFFICERS INFORMATION
DECEMBER 31, 2006 (UNAUDITED)

The following tables set forth information concerning the trustees and officers of the Trust. The Statement of Additional Information includes additional information about Trust's trustees and is available upon request, without charge, by calling 617-664-5370.

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                                                                      FUND
                                                   TERM OF OFFICE                                   COMPLEX           OTHER
                                 POSITION HELD       AND LENGTH         PRINCIPAL OCCUPATION      OVERSEEN BY     DIRECTORSHIPS
   NAME, ADDRESS, AND AGE       WITH THE TRUST     OF TIME SERVED       DURING PAST 5 YEARS         TRUSTEE      HELD BY TRUSTEE
----------------------------   ----------------   ----------------   -------------------------   -------------   --------------
INDEPENDENT TRUSTEES:
Michael Jessee                 Trustee and        Term: Indefinite   President and Chief               3         None
Federal Home Loan Bank 111     Chairman of the    Elected: 2/96      Executive Officer of the
Huntington Ave. 25th Floor     Board                                 Federal Home Loan Bank of
Boston, MA 02199                                                     Boston (1989-present).
DOB: 10/10/46

George J. Sullivan             Trustee            Term: Indefinite   Chief Executive Officer,          3         Trustee, 16
Jr. State Street Navigator                        Elected: 2/96      Newfound Consultants                        registered
Securities Lending Trust One                                         Inc., a financial                           investment
Lincoln Street Boston, MA                                            consulting firm                             companies with
02111                                                                (1997-present).                             multiple
DOB: 11/13/42                                                                                                    portfolios,
                                                                                                                 advised and/or
                                                                                                                 administered by
                                                                                                                 SEI Corporation

Peter Tufano                   Trustee            Term: Indefinite   Sylvan C. Coleman                 3         None
State Street Navigator                            Elected: 2/96      Professor of Financial
Securities Lending Trust One                                         Management at Harvard
Lincoln Street Boston, MA                                            Business School
02111                                                                (1989-present).
DOB: 4/22/57

OFFICERS:

Craig Starble                  President          Term: Indefinite   Senior Managing Director
State Street Bank and Trust                       Elected: 6/06      and Global Head of State         --         --
Company                                                              Street Bank and Trust
One Lincoln Street Boston,                                           Company's Securities
MA 02111                                                             Finance division (9/2005-
DOB: 7/28/62                                                         present); Managing
                                                                     Director, Global
                                                                     Treasury, BankBoston
                                                                     (acquired by Fleet Bank
                                                                     in 1999) ( 1992 - 1999.).

Karen Furlong                  Vice President     Term: Indefinite   Vice President Compliance        --         --
State Street Bank and Trust                       Elected: 2/04      and Operational Risk
Company                                                              Management, State Street
One Lincoln Street Boston,                                           Bank and Trust Company
MA 02111                                                             (2003-present); Vice
DOB: 4/1/59                                                          President of Global
                                                                     Operations, State Street
                                                                     Bank and Trust Company
                                                                     (2001-2003); Senior
                                                                     Director of Institutional
                                                                     and Trust Administration,
                                                                     Investors Bank and Trust
                                                                     (1999-2001).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
TRUSTEES AND OFFICERS INFORMATION
DECEMBER 31, 2006 (UNAUDITED)

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                                                                      FUND
                                                   TERM OF OFFICE                                   COMPLEX           OTHER
                                 POSITION HELD       AND LENGTH         PRINCIPAL OCCUPATION      OVERSEEN BY     DIRECTORSHIPS
   NAME, ADDRESS, AND AGE       WITH THE TRUST     OF TIME SERVED       DURING PAST 5 YEARS         TRUSTEE      HELD BY TRUSTEE
----------------------------   ----------------   ----------------   -------------------------   -------------   --------------
OFFICERS CONTINUED:

Gary L. French                 Treasurer          Term: Indefinite   Senior Vice President of         --         --
State Street Bank and Trust                       Elected: 5/05      State Street Bank and
Company                                                              Trust Company
2 Avenue de Lafayette                                                (2002-present); Managing
Boston, MA 02111                                                     Director, Deutsche Bank
DOB: 7/4/51                                                          Fund Operations
                                                                     (formerly, Zurich
                                                                     Scudder Investments)
                                                                     (2001-2002); President,
                                                                     UAM Fund Services and
                                                                     two other wholly-owned
                                                                     subsidiaries of United
                                                                     Asset Management
                                                                     (1995-2001).

Thresa Dewar                   Assistant          Term: Indefinite   Vice President and               --         --
State Street Bank and Trust    Treasurer          Elected: 11/06     Senior Director of Fund
Company                                                              Administration for State
2 Avenue de Lafayette                                                Street Bank and Trust
Boston, MA 02111                                                     Company (1998 - present).
DOB: 3/13/54

Mary Moran Zeven               Secretary          Term: Indefinite   Senior Vice President            --         --
State Street Bank and Trust                       Elected: 2/01      and Senior Managing
Company                                                              Counsel, (2002-present);
2 Avenue de Lafayette                                                Vice President and
Boston, MA 02111                                                     Counsel, State Street
DOB: 2/27/61                                                         Bank and Trust Company
                                                                     (2000-2002).

Julie A. Tedesco               Assistant          Term: Indefinite   Vice President and               --         --
State Street Bank and Trust    Secretary          Elected: 2/04      Senior Counsel, State
Company                                                              Street Bank and Trust
2 Avenue de Lafayette                                                Company (2000-present).
Boston, MA 02111
DOB: 9/30/57

Thomas J. Reyes                Assistant          Term: Indefinite   Vice President and               --         --
State Street Bank and Trust    Secretary          Elected: 2/06      Counsel, State Street
Company                                                              Bank and Trust Company
2 Avenue de Lafayette                                                (2004-present); Counsel,
Boston, MA 02111                                                     BISYS Fund Services
DOB: 11/09/62                                                        (2003-2004); Associate,
                                                                     Sutherland Asbill &
                                                                     Brennan LLP (2000-2003)

Peter A. Ambrosini             Chief Compliance   Term: Indefinite   Senior Principal and             --         --
SSgA Funds Management, Inc.    Officer            Elected: 11/04     Chief Compliance and
State Street Financial                                               Risk Management Officer,
Center One Lincoln Street                                            SSGA Funds Management,
Boston, MA 02111                                                     Inc. and State Street
DOB: 12/17/43                                                        Global Advisors
                                                                     (2001-present); Managing
                                                                     Director, Regulatory
                                                                     Compliance and
                                                                     Consulting Group,
                                                                     PricewaterhouseCoopers
                                                                     (1986-2001).

         TRUSTEES                  INVESTMENT ADVISER
    Michael A. Jessee         SSgA Funds Management, Inc.
  George J. Sullivan Jr.     State Street Financial Center
       Peter Tufano                One Lincoln Street
                                    Boston, MA 02111

 INDEPENDENT ACCOUNTANTS             LEGAL COUNSEL
PricewaterhouseCoopers LLP         GoodwinProcter LLP
     125 High Street                53 State Street
     Boston, MA 02110                Exchange Place
                                    Boston, MA 02109

                   ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
                       State Street Bank and Trust Company
                              2 Avenue de Lafayette
                                Boston, MA 02111

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                       State Street Bank and Trust Company
                               Securities Finance
                          State Street Financial Center
                               One Lincoln Street
                                Boston, MA 02111

 This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2006, State Street Navigator Securities Lending Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that the Trust has at least one "audit committee financial expert" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Mr. George Sullivan. Mr. Sullivan is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP ("PwC"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by PwC in connection with the Trust's statutory and regulatory filings or engagement were $39,200 and $33,500, respectively.

     (b)  Audit-Related Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

     (c)  Tax Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $4,100 and $3,800, respectively. Such tax services included the review of income and excise tax returns for the Trust.

     (d)  All Other Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in (a) through (c).

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee, were $6,998,000 and $5,814,383, respectively.

     (e)(1) Audit Committee Pre-Approval Policies and Procedures

          The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

     Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

          1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

          2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

     De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

     Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

          - Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

     (e)(2) Percentages of Services

          None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

     (f)  Not applicable.

     (g)  Total Fees Paid By Adviser and Certain Affiliates

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $11,583,000 and $8,391,000, respectively.

     (h) PwC notified the Trust's Audit Committee of all non-audit services that were rendered by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining PwC's independence.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Navigator Securities Lending Trust


By: /s/ Craig V. Starble
    ---------------------------------
    Craig V. Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Craig V. Starble
    ---------------------------------
    Craig V. Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: February 27, 2007


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